Related Parties - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [line items]
Amounts receivable, related party transactions	R$ 1,456	R$ 805
Key Management Personnel of Entity or Parent [member]
Statement [line items]
Key personnel remuneration	R$ 19,923	R$ 23,954